UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: September 30, 2011



Check here if Amendment           [_] Amendment Number: ______

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Addison Clark Management, L.L.C.
Address:    10 Wright Street, Suite 100
            Westport, Connecticut 06880

Form 13F File Number:     028-10375


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:      Terence M. Hogan
Title:     Managing Member
Phone:     (203) 222-4000


Signature, Place, and Date of Signing:


/s/ Terence M. Hogan      Westport, Connecticut     November 14, 2011
--------------------     ----------------------    --------------------
     [Signature]            [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                                        FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $775,889
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.        Form 13F File Number      Name

   1.        028-10545                 Addison Clark Fund, L.P.
   2.        028-10547                 Addison Clark Offshore Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                                  Addison Clark Management, LLC
                                                        September 30, 2011


COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6        COLUMN 7       COLUMN 8

                              TITLE                         VALUE     SHRS OR  SH/ PUT/   INVESTMENT       OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)   PRN AMT  PRN CALL   DISCRETION     MANAGERS  SOLE  SHARED NONE

ABBOTT LABS                   COM               002824100  21,726     424,840  SH        SHARED-DEFINED    1,2      424,840
AMERISTAR CASINOS INC         COM               03070Q101  50,639   3,155,055  SH        SHARED-DEFINED    1,2    3,155,055
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH    112585104  20,663     750,032  SH        SHARED-DEFINED    1,2      750,032
CALPINE CORP                  COM NEW           131347304  30,567   2,170,978  SH        SHARED-DEFINED    1,2    2,170,978
CENOVUS ENERGY INC            COM               15135U109  20,353     662,760  SH        SHARED-DEFINED    1,2      662,760
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305  48,290   1,030,964  SH        SHARED-DEFINED    1,2    1,030,964
CISCO SYS INC                 COM               17275R102  28,461   1,836,217  SH        SHARED-DEFINED    1,2    1,836,217
CRESUD SA COMERCIAL           *W EXP 05/22/201  P3311R192     118     910,400  SH        SHARED-DEFINED    1,2      910,400
FULL HOUSE RESORTS INC        COM               359678109   2,410     879,495  SH        SHARED-DEFINED    1,2      879,495
GEOMET INC DEL                COM               37250U201      77     105,639  SH        SHARED-DEFINED    1,2      105,639
GREENLIGHT CAPITAL RE LTD     CLASS A           G4095J109   4,017     193,672  SH        SHARED-DEFINED    1,2      193,672
INTEL CORP                    COM               458140100  29,001   1,359,293  SH        SHARED-DEFINED    1,2    1,359,293
ISLE OF CAPRI CASINOS INC     COM               464592104  18,113   3,742,451  SH        SHARED-DEFINED    1,2    3,742,451
KIMBERLY CLARK CORP           COM               494368103  10,975     154,553  SH        SHARED-DEFINED    1,2      154,553
LINCARE HLDGS INC             COM               532791100  22,741   1,010,701  SH        SHARED-DEFINED    1,2    1,010,701
MEDTRONIC INC                 COM               585055106  16,298     490,301  SH        SHARED-DEFINED    1,2      490,301
MICROSOFT CORP                COM               594918104  33,403   1,342,038  SH        SHARED-DEFINED    1,2    1,342,038
MICROSOFT CORP                COM               594918104   4,978     200,000      CALL  SHARED-DEFINED    1,2      200,000
OCH ZIFF CAP MGMT GROUP       CL A              67551U105  20,208   2,213,379  SH        SHARED-DEFINED    1,2    2,213,379
OMNICARE INC                  COM               681904108  31,651   1,244,614  SH        SHARED-DEFINED    1,2    1,244,614
PENN NATL GAMING INC          COM               707569109  26,355     791,693  SH        SHARED-DEFINED    1,2      791,693
PEPSICO INC                   COM               713448108  24,756     399,940  SH        SHARED-DEFINED    1,2      399,940
PFIZER INC                    COM               717081103  44,860   2,537,309  SH        SHARED-DEFINED    1,2    2,537,309
PLAINS EXPL& PRODTN CO        COM               726505100  44,396   1,954,899  SH        SHARED-DEFINED    1,2    1,954,899
PROCTER & GAMBLE CO           COM               742718109  20,648     326,818  SH        SHARED-DEFINED    1,2      326,818
ROSETTA RESOURCES INC         COM               777779307  16,360     478,000  SH        SHARED-DEFINED    1,2      478,000
SILVER WHEATON CORP           COM               828336107  22,816     774,743  SH        SHARED-DEFINED    1,2      774,743
SPIRIT AIRLS INC              COM               848577102  25,558   2,044,631  SH        SHARED-DEFINED    1,2    2,044,631
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209  24,474     953,792  SH        SHARED-DEFINED    1,2      953,792
WAL MART STORES INC           COM               931142103  46,056     887,406  SH        SHARED-DEFINED    1,2      887,406
WELLCARE HEALTH PLANS INC     COM               94946T106  64,920   1,709,317  SH        SHARED-DEFINED    1,2    1,709,317




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